Commitments	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Disclosure of commitments and contingent liabilities
25.	Commitments

a)
On December 22, 2017, the Company entered into a lease agreement for retail and storage space located at
6-1701
Douglas Street, Victoria, BC. The lease is for a
5-year
term, commencing on August 1, 2017 and expiring on July 31, 2022. The base rent due under the lease agreement is $1,252 per month during the first year and increases each subsequent year. For years
2-5,
the monthly rent payable is equal to the current monthly minimum rent multiplied by the annual increase of the Consumer Price Index (“
CPI
”) for the current lease year just ended over the previous lease year. CPI is defined as the consumer price index for the Greater Victoria Area issued by any bureau of statistics for the Government of Canada. The Company will also pay additional rent equivalent to 4% of the Company’s gross retail sales, excluding sales from wholesale orders, in excess of $2,000,000 per annum. During the years ended December 31, 2021 and 2020, the Company did not pay additional rent as the gross retail sales, excluding sales from wholesale orders, were under $2,000,000 per annum.

b)
On January 1, 2019, the Company entered into a
sub-lease
agreement for kitchen and retail space located at 2527 Government Street, Victoria, BC. The lease is for a
4.5-year
term, expiring on June 30, 2023. The remaining base rent due under the sub-lease
agreement is $3,950 per month for the period from January 1 to June 30, 2019, $4,350 per month for the period from July 1, 2019 to June 30, 2020, $4,600 per month for the period from July 1, 2020 to June 30, 2021, $4,800 per month for the period from July 1, 2021 to June 30, 2022, and $5,050 per month for the period from July 1, 2022 to June 30, 2023.

Also, in relation to the January 1, 2019
sub-lease
agreement, the Company entered into a rental agreement for the use of fixtures and equipment located at 2527 Government Street, Victoria, BC. The lease is for a
4.5-year
term, expiring on June 30, 2023. The remaining rent due under the rental agreement is $250 per month for the period from January 1, 2019 to June 30, 2020, $300 per month for the period from July 1, 2020 to June 30, 2021, and $350 per month for the period from July 1, 2021 to June 30, 2023.

c)
On January 9, 2019, the Company entered into a lease agreement for restaurant production equipment. The lease is for a
3-year
term, expiring on January 9, 2022. The Company is required to make 36 monthly payments of $1,858. At the expiration of the lease, the Company shall have the option to purchase the equipment for $10. On December 16, 2021, the Company purchased the equipment after all obligations under the lease agreement were satisfied.

d)
On January 9, 2019, the Company entered into a lease agreement for restaurant production equipment. The lease is for a
3-year
term, expiring on January 9, 2022. The Company is required to make 36 monthly payments of $2,232. Subsequent to December 31, 2021, the Company purchased the equipment.

e)
On January 22, 2020, the Company entered into a lease agreement for a facility located in the Mount Pleasant area of Vancouver, BC, which commenced September 1, 2020 for a
10-year
term. The facility will house the Company’s second restaurant, along with space for research and development, and offices. Pursuant to the lease agreement, the annual base rent is $332,832 per annum for years
1-3,
$348,434 per annum for years
4-6,
and $369,236 per annum for years
7-10.
The Company paid a security deposit of $246,237, which will be partially applied towards the rent due for each of the 3rd, 13th, and 25th months of the term, with the balance being held as a security deposit. As at December 31, 2021, a balance of $188,323 (2020 - $232,242) is included in prepaids and deposits. Of this amount, $44,418 (Note 6) is presented as a current asset and the remaining balance as a non-current
asset. The lease agreement includes an option to renew for two consecutive five-year periods.

f)
On April 8, 2020, the Company entered into a lease agreement for storage space located in Victoria, BC. The lease is for 2 years and 16 days, commencing on April 15, 2020 and expiring on April 30, 2022. The base rent due under the lease agreement is $1,445 per month during the first year and $1,576 per month during the second year. The Company paid a security deposit of $2,565. As at December 31, 2021, a balance of $2,565 (2020 - $2,565) is included in prepaids and deposits as a current asset.

g)
On June 4, 2020, the Company entered into agreements for the lease of production equipment. Pursuant to the purchase agreements, the Company was required to pay a deposit of $519,344, and the balance is due in 60 equal payments totalling $19,305 per month at an annual interest rate of 5%, starting from the date of the delivery. During the year ended December 31, 2021, the equipment was delivered and the deposits were applied against the acquisition of the right-of-use
assets.

h)
On August 31, 2020, the Company entered into a lease agreement for a production and distribution facility located in Patterson, California, which commenced on September 1, 2020. The term of this lease is for 5 years and 7 months, expiring on February 28, 2026, with 2 options to extend the term of the lease, each for an additional term of 5 years. Pursuant to the lease agreement, the annual base rent is US$24,743 per month starting April 1, 2021 and no rent is required for the period from September 1, 2020 to June 30, 2021. The base rent is to be adjusted by 3% on the 1st of April of each year commencing from April 1, 2021. The Company paid a security deposit of US$321,659. As at December 31, 2021, a balance of $375,774 (US$296,916) (2020 - $410,189 (US$321,659)) is included in prepaids and deposits as a non-current
asset.

i)
On September 22, 2020, the Company entered into a lease agreement for a facility located in Victoria, BC, which commenced January 1, 2021 for a
10-year
term. The facility will house the Company’s third restaurant. Pursuant to the lease agreement, the annual base rent is $44,975 per annum for years
1-2,
$47,545 per annum for years
3-4,
$50,115 per annum for years
5-6,
$51,400 per annum for years
7-8,
and $52,685 per annum for year
9-10.
The lease agreement includes an option to renew for two consecutive five-year periods. The Company paid a security deposit of $12,256. As at December 31, 2021, a balance of $12,256 (2020 - $12,256) is included in prepaids and deposits as a current asset.

j)
On November 11, 2020, the Company entered into a lease agreement for the Rupert facility located in Vancouver, BC, for an initial
10-year
term with renewal options for two additional
5-year
terms. The facility comprises several units of approximately 45,000 square feet of production, refrigeration, warehousing, R&D and office space. Pursuant to the agreement, the lease commences June 1, 2021, with early possession permitted between January 11, 2021 and March 1, 2021. The annual base rent is $870,061 per annum for years 1 to 2, $948,546 per annum for years 3 to 4, $993,875 per annum in years 5 to 7, $1,039,204 per annum in years 8 to 9, and $1,084,533 per annum in year 10. The Company paid a security deposit of $222,249. As at December 31, 2021, a balance of $111,536 (2020 - $222,249) is included in prepaids and deposits as a non-current
asset.

k)
On January 20, 2021, the Company entered into an agreement for the lease of production equipment. Pursuant to the agreement, the Company is required to pay 20% deposit of the purchase price totalling $196,514, and the balance is due in 36 equal payments totalling $22,845 per month at an annual interest rate of 3%, starting from the date of the delivery. As of December 31, 2021, the equipment has not been delivered and the deposit of $196,514 is included in prepaids and deposits.

l)
On January 20, 2021, the Company entered into an agreement for the purchase of production equipment. Pursuant to the agreement, the Company is required to pay a total of $800,565, of which $160,113 was paid as a deposit, and the balance of $640,452 is due when installation is complete. As of December 31, 2021, the equipment has not been delivered and the deposit of $160,113 is included in prepaids and deposits.

m)
On February 1, 2021, the Company entered into a lease agreement for a warehouse facility located in Victoria, BC. The lease is for a
5-year
term commencing February 1, 2021 and expiring on January 31, 2026. The facility comprises approximately 6,288 square feet of warehousing space. Pursuant to the lease agreement, the annual base rent is $94,320 per annum for years
1-2,
and $100,608 per annum for years
3-5.
The Company paid a security deposit of $63,823, which is included in prepaids and deposits as a non-current
asset.

n)
On March 12, 2021, the Company entered into agreement for the purchase of production equipment. Pursuant to the purchase agreement, the Company is required to pay 30% deposit of the purchase price totalling $164,930 at the order date, 20% of the purchase price totalling $109,953 60 days after the order date, 40% of the purchase price totalling $219,907 prior to shipment, and 10% of the purchase price totalling $54,977 30 days after shipment. As of December 31, 2021, the equipment has not been delivered and the deposit of $164,930 is included in prepaids and deposits.

o)
On June 15, 2021, the Company entered into agreement for the purchase of production equipment. Pursuant to the purchase agreement, the Company is required to pay 30% deposit of the purchase price totalling $190,119 at the order date, and the balance of $443,610 is due when installation is complete. As of December 31, 2021, the equipment has not been delivered and the deposit of $190,119 is included in prepaids and deposits.

p)
On June 21, 2021, the Company entered into agreement for the construction of leasehold improvements. Pursuant to the construction agreement, the Company is required to pay 20% deposit of the budgeted cost totalling $500,000, and the balance will be billed based on the progress of the construction. As of December 31, 2021, the construction has not been completed and the deposit of $500,000 is included in prepaids and deposits.

q)
On June 29, 2021, the Company entered into an agreement for the lease of production equipment. Pursuant to the agreement, the Company is required to pay 20% deposit of the purchase price totalling $217,997, and the balance is due in 36 equal payments totalling $25,358 per month at an annual interest rate of 3%, starting from the date of the delivery. As of December 31, 2021, the equipment has not been delivered and the deposit of $217,997 is included in prepaids and deposits.

r)
On December 7, 2021, the Company entered into agreement for the purchase of production equipment. Pursuant to the purchase agreement, the Company is required to pay 30% deposit of the purchase price totalling $169,799 at the order date, 30% of purchase price totalling $169,799 30 days after order date, 30% of purchase price totalling $169,799 upon factory acceptance testing and 10% totalling $56,600 30 days after shipment. As of December 31, 2021, the equipment has not been delivered and the deposit of $169,799 is included in prepaids and deposits.

s)
On December 9, 2021, the Company entered into agreement for the purchase of production equipment. Pursuant to the purchase agreement, the Company is required to pay 30% deposit of the purchase price totalling $197,019 at the order date, 30% of purchase price totalling $197,019 90 days after order date, 30% of purchase price totalling $197,019 upon factory acceptance testing and 10% totalling $65,673 30 days after shipment. As of December 31, 2021, the equipment has not been delivered and the deposit of $197,019 is included in prepaids and deposits.

As at December 31, 2021, the Company did not have any future payments required under non-cancellable
short-term or low value leases contracted for but not capitalized in the consolidated financial statements.

24.	Commitments
Finance leases

a)
On December 22, 2017, the Company entered into a lease agreement for retail and storage space located at
6-1701
Douglas Street, Victoria, BC. The lease is for a
5-year
term, commencing on August 1, 2017 and expiring on July 31, 2022. The base rent due under the lease agreement is $1,252 per month during the first year and increases each subsequent year. For years
2-5,
the monthly rent payable is equal to the current monthly minimum rent multiplied by the annual increase of the Consumer Price Index (“
CPI
”) for the current lease year just ended over the previous lease year. CPI is defined as the consumer price index for the Greater Victoria Area issued by any bureau of statistics for the Government of Canada. The Company will also pay additional rent equivalent to
4
% of the Company’s gross retail sales, excluding sales from wholesale orders, in excess of $2,000,000 per annum.

b)
On January 1, 2019, the Company entered into a
sub-lease
agreement for kitchen and retail space located at 2527 Government Street, Victoria, BC. The lease is for a
4.5-year
term, expiring on June 30, 2023. The base rent due under the sub-lease
agreement is $3,950 per month for the period from January 1 to June 30, 2019, $4,350 per month for the period from July 1, 2019 to June 30, 2020, $4,600 per month for the period from July 1, 2020 to June 30, 2021, $4,800 per month for the period from July 1, 2021 to June 30, 2022, and $5,050 per month for the period from July 1, 2022 to June 30, 2023.

Also, in relation to the January 1, 2019
sub-lease
agreement, the Company entered into a rental agreement for the use of fixtures and equipment located at 2527 Government Street, Victoria, BC. The lease is for a
4.5-year
term, expiring on June 30, 2023. The rent due under the rental agreement is $250 per month for the period from January 1, 2019 to June 30, 2020, $300 per month for the period from July 1, 2020 to June 30, 2021, and $350 per month for the period from July 1, 2021 to June 30, 2023.

c)
On January 9, 2019, the Company entered into a lease agreement for restaurant production equipment. The lease is for a
3-year
term, expiring on January 9, 2022. The Company is required to make 36 monthly payments of $1,858. At the expiration of the lease, the Company shall have the option to purchase the equipment for $10.

d)
On January 9, 2019, the Company entered into a lease agreement for restaurant production equipment. The lease is for a
3-year
term, expiring on January 9, 2022. The Company is required to make 36 monthly payments of $2,232.

e)
On January 22, 2020, the Company entered into a lease agreement for a facility located in the Mount Pleasant area of Vancouver, BC, which commences September 1, 2020 for a
10-year
term. The facility will house the Company’s second restaurant, along with space for research and development, and offices. Pursuant to the lease agreement, the annual base rent is $332,832 per annum for years
1-3,
$348,434 per annum for years
4-6,
and $369,236 per annum for years
7-10.
The Company paid a security deposit of $246,237, which will be applied towards the rent due for each of the 3rd, 13th, and 25th months of the term, with the balance being held as a security deposit. As at December 31, 2020, a balance of $232,242 is included in prepaids and deposits. Of this amount, $43,502 (Note 7) is presented as current asset and the remaining balance as non-current
asset. The lease agreement includes an option to renew for two consecutive five-year periods.

f)
On April 8, 2020, the Company entered into a lease agreement for storage space located in Victoria, BC. The lease is for 2 years and 16 days, commencing on April 15, 2020 and expiring on April 30, 2022. The base rent due under the lease agreement is $1,445 per month during the first year and $1,576 per month during the second year.

g)
On June 4, 2020, the Company entered into agreements for the purchase of production equipment. Pursuant to the purchase agreements, the Company is required to pay 30% deposit of the purchase price totaling $454,848, and the balance is due in 60 equal payments totaling $19,974 per month at an annual interest rate of 5%, starting from the date of the delivery. As at December 31, 2020, the equipment has not been delivered and the deposits of $454,848 are included in prepaids and deposits.

h)
On August 31, 2020, the Company entered into a lease agreement for a production and distribution facility located in Patterson, California, which commenced on September 1, 2020. The term of this lease is for 5 years and 7 months, expiring on February 28, 2026, with 2 options to extend the term of the lease, each for an additional term of 5 years. Pursuant to the lease agreement, the annual base rent is US$24,743 per month starting April 1, 2021 and no rent is required for the period from September 1, 2020 to March 31, 2021. The base rent is to be adjusted by 3% on the 1st of April of each year commencing from April 1, 2021. The Company paid a security deposit of $410,189 (US$321,659) which is included in prepaids and deposits.

i)
On September 8, 2020, the Company entered into a lease agreement for the storage space located in Victoria, BC. The lease is for 1 year and 7 months, commencing on October 1, 2020 and expiring on April 30, 2022. The base rent due under the lease agreement is $5,082 per month during the first year and $5,544 per month during the remaining term.

j)
On September 22, 2020, the Company entered into a lease agreement for a facility located in the Victoria, BC, which commences January 1, 2021 for a
10-year
term. The facility will house the Company’s third restaurant. Pursuant to the lease agreement, the annual base rent is $44,975 per annum for years
1-2,
$47,545 per annum for years
3-4,
$50,115 per annum for years
5-6,
$51,400 per annum for years
7-8,
and $52,685 per annum for year
9-10.
The lease agreement includes an option to renew for two consecutive five-year periods. The Company paid a security deposit of $12,256 which is included in prepaids and deposits.

k)
On November 11, 2020, the Company entered into a lease agreement for the Rupert facility located in Vancouver, BC, for an initial
10-year
term with renewal options for two additional
5-year
terms. The facility comprises several units of approximately 45,000 square feet of production, refrigeration, warehousing, R&D and office space. Pursuant to the agreement, the lease commences June 1, 2021 with early possession permitted between January 11, 2021 and March 1, 2021. The annual base rent is $870,061 per annum for years 1 to 2, $948,546 per annum for years 3 to 4, $993,875 per annum in years 5 to 7, $1,039,204 per annum in years 8 to 9, and $1,084,533 per annum in year 10. The Company paid a security deposit of $222,249 which is included in prepaids and deposits.

Operating leases
As at December 31, 2020, the Company did not have any future payments required under non-cancellable
operating leases contracted for but not capitalized in the financial statements.